Goodwill and Intangible Assets - Summary of Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 6,155	$ 6,155
Accumulated Amortization	(4,910)	(4,117)
Net Carrying Amount	1,245	2,038
Weighted Average Useful Life (in years)	6 years 6 months	6 years 6 months
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,745	4,745
Accumulated Amortization	(3,779)	(3,193)
Net Carrying Amount	966	1,552
Weighted Average Useful Life (in years)	6 years 6 months	6 years 6 months
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,010	1,010
Accumulated Amortization	(771)	(644)
Net Carrying Amount	239	366
Weighted Average Useful Life (in years)	6 years 9 months 18 days	6 years 9 months 18 days
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	400	400
Accumulated Amortization	(360)	(280)
Net Carrying Amount	$ 40	$ 120
Weighted Average Useful Life (in years)	5 years 0 months	5 years 0 months